Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes Disclosure [Abstract]
Subsidiaries taxable percentage	16.50%
Income tax rate	25.00%	25.00%	25.00%
Subsidiaries had tax loss	$ 4,800
Income tax recognized a write-off	$ 290	$ 20